RELATED PARTIES - Narrative (Details) $ in Millions				12 Months Ended
	Jun. 29, 2022 member	May 25, 2022 member	Jun. 10, 2021 member	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions				$ 2	$ 2
Number of new members elected | member	3	3	3
Number of previously serving directors | member	8	8	9
Number of members recommended | member		11
Employee STI, cash pay-outs, percentage				50.00%
Employee STI, share awards, percentage				50.00%
Gennady Gazin
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					1,224,086
Hans-Holger Albrecht
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					1,360,095
Deferred shares plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares				2,659,740
Vesting period					2 years
Expense				$ 5	$ 5
Deferred shares plan | Kaan Terzioglu
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares				1,569,531
Expense				$ 1
Number of share options outstanding in share-based payment arrangement | shares				3,662,240
Long term incentive scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years	3 years
Long term incentive scheme | Later than one year and not later than two years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense				$ 1	$ 4
Long term incentive scheme | Later than two years and not later than three years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense				0
Long term incentive scheme, cash settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Expense				0
Short term incentive scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense				$ 1